CONCENTRATION OF REVENUES	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF REVENUES [Abstract]
CONCENTRATION OF REVENUES

NOTE 8 - CONCENTRATION OF REVENUES

For 2012 and 2011, Medicare and Medicaid reimbursement was 33% and 39% of revenue, respectively.

The following is a break out of revenue by major customer:

	2012	2011
Medicare	$ 544,331	$ 476,078
Medicaid	906,754	912,261
All Other	2,930,433	2,037,382
Total Sales	$ 4,381,518	$ 3,425,721